Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Charges, Net
Schedule of deferred charges, net

        Deferred charges, net consisted of the following (in thousands):

Drydocking and Special Survey Costs
As of January 1, 2015	$6,255
Additions	2,341
Amortization	(3,845)

As of December 31, 2015	$4,751
Additions	8,976
Amortization	(5,528)

As of December 31, 2016	$8,199
Additions	7,511
Amortization	(6,748)

As of December 31, 2017	$8,962